Borrowings - Schedule of Repayment Schedule for Borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	€ 246,189	€ 373,567
Expiry within 1 year
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	84,066	177,166
Between 1 and 2 years
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	98,686	83,682
Between 2 and 3 years
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	58,735	99,263
Year 4
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	4,702	8,754
Year 5 and beyond
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	0	4,702
Committed loans
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	246,189	323,563
Committed loans | Expiry within 1 year
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	84,066	127,162
Committed loans | Between 1 and 2 years
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	98,686	83,682
Committed loans | Between 2 and 3 years
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	58,735	99,263
Committed loans | Year 4
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	4,702	8,754
Committed loans | Year 5 and beyond
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	0	4,702
Other borrowings
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	0	50,004
Other borrowings | Expiry within 1 year
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	0	50,004
Other borrowings | Between 1 and 2 years
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	0	0
Other borrowings | Between 2 and 3 years
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	0	0
Other borrowings | Year 4
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	0	0
Other borrowings | Year 5 and beyond
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	€ 0	€ 0